Goodwill and Intangible Assets - Balances of Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2016	Dec. 31, 2014
Changes in the carrying amount of goodwill
Goodwill, gross	$ 577		$ 330
Accumulated impairment losses	(58)		(58)
Goodwill, net	519	$ 611	$ 272
Health Plans
Changes in the carrying amount of goodwill
Acquisitions by Segment	90
Other
Changes in the carrying amount of goodwill
Acquisitions by Segment	$ 157